10-Q Failed sale and leaseback arrangements (Tables)	3 Months Ended
Mar. 31, 2026
Leases [Abstract]
Schedule of sale leaseback arrangements
As of December 31, 2025 and 2024, the Company’s failed sale and leaseback arrangements were recognized in the Consolidated Balance Sheets as follows:

	As of December 31,
	2025	2024
Property, plant and equipment, net:
Financed property and equipment, net of accumulated depreciation of $76.1 million and $59.1 million, respectively	$124,708	$143,923

Financial obligations:
Financial obligation - current	7,238	7,208
Financial obligation - net of current	202,901	201,687
Total financial obligations	$210,139	$208,895
For the years ended December 31, 2025, 2024 and 2023, the expenses incurred by the Company related to its failed sale and leaseback arrangements were recognized on the Consolidated Statements of Operations as follows:

	Years Ended December 31,
	2025	2024	2023
Interest on financial obligations	$26,450	$23,726	$24,151

Depreciation on financed property, plant and equipment	12,953	17,143	17,715
Total expense associated with failed sale and leaseback arrangements	$39,403	$40,869	$41,866
For the years ended December 31, 2025, 2024 and 2023, cash flows associated with the Company’s failed sale and leaseback arrangements were recognized in the Consolidated Statements of Cash Flows as follows:

	Years Ended December 31,
	2025	2024	2023
Cash flows from operating activities:
Operating cash flows from failed sale and leaseback arrangements	$(26,450)	$(23,726)	$(24,150)
Cash flows from financing activities:
Financing cash flows from failed sale and leaseback financial obligations	(5,843)	(5,777)	(4,308)
Net cash flows from failed sale and leaseback arrangements	$(32,293)	$(29,503)	$(28,458)
As of December 31, 2025, maturities of the Company’s financial obligations associated with its failed sale and leaseback arrangements were as follows:

Fiscal Year	Financial Obligation
2026	$33,139
2027	31,006
2028	31,841
2029	30,497
2030	29,459
2031 and thereafter	327,183
Total undiscounted remaining minimum lease payments	483,125
Less: imputed interest	(272,986)
Total discounted remaining minimum lease payments	$210,139